LOANS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LOANS
Short-term bank loans	¥ 1,110,896	$ 156,466	¥ 909,500
Weighted average interest rate	3.60%	3.60%	4.16%
Long-term bank loans	¥ 100,000	$ 14,085
Fixed annual interest rate	4.10%	4.10%